Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangement [Abstract]
Summary of Stock Option and Restricted Stock Units Activity
The following is a summary of, the 2015 Plan, which includes restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2021	12,625
Restricted stock units granted	(2,326)
Restricted stock units forfeited	134

Available for grant at December 31, 2021	10,433
Restricted stock units granted	(902)
Restricted stock units forfeited	49

Available for grant at December 31, 2022	9,580
Restricted stock units granted	(624)
Restricted stock units forfeited	51

Available for grant at December 31, 2023	9,007

Summary of Restricted Stock Units and Changes
A summary of the status of restricted stock units and changes is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2021	1,714	9.37	0.31
Restricted stock units granted	2,326	17.62
Restricted stock units vested	(1,596)	9.31
Restricted stock units forfeited	(134)	14.99

Non-vested at December 31, 2021	2,310	17.37	1.57
Restricted stock units granted	902	19.56
Restricted stock units vested	(1,186)	17.61
Restricted stock units forfeited	(49)	17.18

Non-vested at December 31, 2022	1,977	17.89	0.66
Restricted stock units granted	624	13.51
Restricted stock units vested	(1,460)	18.36
Restricted stock units forfeited	(51)	16.38

Non-vested at December 31, 2023	1,090	15.00	0.13

Stock-based Compensation Expense
The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2021, 2022 and 2023.

	Year Ended December 31
	2021	2022	2023
	US$	US$	US$
Cost of sales	389	597	406
Research and development	12,864	18,678	11,709
Sales and marketing	2,366	2,736	1,858
General and administrative	3,926	4,650	3,574

	19,545	26,661	17,547